Intangible Assets, Net - Schedule of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Liabilities [Line Items]
Less: accumulated amortization and impairment	¥ (257,034)	¥ (99,080)
Exchange difference	(3,411)	(1,094)
Net book value	890,303	1,036,986
Trade Names [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	695,789	687,164
Active User [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	372,007	367,396
Technology [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	28,349	27,997
Licenses [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	52,433	52,433
Game copyright [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	¥ 2,170	¥ 2,170